LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Bank Loan Disclosure [Abstract]
Schedule of Debt [Table Text Block]
a.	Long-term loans classified by currency of repayment were as follows as of the year-end listed in the below table:

		Interest	December 31,
Bank	Currency	Rate	2013	2012
Bank Hapoalim (1)	U.S. $	LIBOR*+ 3.25%	$—	$37
Bank Hapoalim (2)	U.S. $	LIBOR**+ 5.70%	—	460
Bank Otsar Ha-Hayal (3a)	NIS	PRIME+3.50%	144	180
Bank Otsar Ha-Hayal (3b)	NIS	PRIME+3.50%	273	336
Bank Otsar Ha-Hayal (4a)	NIS	PRIME+3.50%	114	130
Bank Otsar Ha-Hayal (4b)	NIS	PRIME+3.50%	121	—
Less - current maturities			(199)	(646)
			$453	$497

*	3 Months LIBOR
**	1 Month LIBOR
(1)	Payable monthly through January 1, 2013.
(2)
On December 18, 2011, the Bank agreed to convert an outstanding short term credit in an amount of $360 and a long-term loan balance in an amount of $100 to a long-term loan in a total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.

(3)
a. On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the “Fund”) for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders’ loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route.

On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to a share purchase agreement dated June 30, 2011 (see Note 12(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan— NIS 750,000— from the Fund’s participating bank, Bank Otsar Ha-Hayal (“Bank Otsar”). The Loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes interest), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.

b. The balance of the loan provided by Bank Otsar, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011.

Since the Company did not receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Ha-Hayal instead restricted the Company’s access to an amount of $140 in cash from the loan proceeds, as a means to secure the repayment of the loan. This $140 amount is classified as restricted cash in the Company’s current assets.

c. Repayment of the loan provided by Bank Otsar is guaranteed by the Israeli government, as well as by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

(4)
a. On October 17, 2012 the Company received approval from the Fund for an additional loan in an amount of NIS 1,000,000, guaranteed by the Israeli government, and on October 24, 2012 the Company received NIS 500,000 of the approved amount. The repayment of the loan is secured by a restriction on the Company’s access to an amount of NIS 90,000 of the loan proceeds, and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors (see note 16) and by the Israeli government.

The loan from Bank Otsar bears annual interest at the Israeli prime rate, plus 3.5% (equal to 7.25% as of the time of loan disbursement), and the principal and interest are payable in 60 equal monthly payments of NIS 9,960 each (which includes interest as well), beginning on November 29, 2012.

b. On January 13, 2013 the Company received a loan of NIS 500,000 from Bank Otsar Ha-Hayal, which was the second installment of the additional loan of NIS 1,000,000 approved by the State Guaranteed Medium Business Assistance Fund. The repayment of the loan is secured by a restriction on the Company’s access to an additional amount of NIS 145,000 from the loan proceeds, by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors and by the Israeli government’s guarantee.

The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 6.75% as of the time of loan disbursement), and the principal and interest are payable in 60 equal monthly payments of NIS 9,842 each (which includes the interest as well), beginning on February 14, 2013.

Schedule of Maturities of Long-term Debt [Table Text Block]
b.	The Company’s loans (net of current maturities) mature in the following years after the respective balance sheet dates listed below:

	December 31,
	2013	2012
2013	—	646
2014	199	160
2015	216	174
2016	174	138
2017	60	25
2018	3	—
Total	$652	$1,143